Related Party Disclosures - information related to key personnel (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Executive management
Related party disclosures
Amounts owed to related parties	€ 700,000	€ 874,000
Supervisory Board
Related party disclosures
Amounts owed to related parties	€ 150,000	€ 55,000